Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 97,132	$ 9,868
Marketable debt securities	130,682	0
Prepaid and other current assets	4,125	4,331
Total current assets	231,939	14,199
Marketable debt securities	47,473	0
Property and equipment, net	1,202	578
Operating lease right-of-use assets	982	83
Other assets	140	25
Total assets	281,736	14,885
Current liabilities:
Accounts payable	2,970	2,274
Accrued expenses and other	1,885	836
Operating lease liabilities	481	94
Total current liabilities	5,336	3,204
Operating lease liabilities, net of current portion	543	0
Simple agreements for future equity	0	46,042
Right of first refusal liability	25,000	0
Total liabilities	30,879	49,246
Commitments and contingencies (Note 15)
Stockholders' equity (deficit):
Class A common stock, $0.0001 par value - 500,000,000 shares authorized; 137,706,596 and 69,242,940 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	14	7
Additional paid-in capital	383,739	27,125
Accumulated deficit	(135,109)	(61,493)
Accumulated other comprehensive income	2,213	0
Total stockholders' equity (deficit)	250,857	(34,361)
Total liabilities and stockholders' equity	$ 281,736	$ 14,885